Lease Arrangements - Summary of Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Current portion (classified under other current liabilities)	$ 416	$ 475
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Other current liabilities (Notes 9 and 17)	Other current liabilities (Notes 9 and 17)
Noncurrent portion	$ 84	$ 495
Lease liabilities	$ 500	$ 970